Income Taxes (Details Textual) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 State and Local Jurisdiction [Member]
Operating Loss Carryforwards			$ 15,600,000
Operating Loss Carryforwards, Expiration Dates			2022
Tax Credit Carryforward, Amount			111,000
Tax Credit Carryforward, Expiration Date			2017
Deferred Tax Liabilities, Retained Earnings	5,982,000	5,982,000
Deferred Tax Liabilities, Tax Deferred Income	$ 2,034,000	$ 2,034,000